Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	Estimated Life	September 30, 2019	December 31, 2018
Computers and equipment	5 years	$17,178	$15,589
Furniture and fixtures	7 years	19,158	19,158
Total property and equipment		36,336	34,747
Accumulated depreciation		(19,137)	(14,587)
Total property and equipment, net		$17,199	$20,160

Property and equipment consists of the following:

	Estimated Life	December 31, 2018	December 31, 2017
Computer equipment	5 years	$15,589	$13,582
Furniture and fixtures	7 years	19,158	19,158
Total property and equipment		34,747	32,740
Accumulated depreciation		(14,587)	(8,867)
Property and equipment, net		$20,160	$23,873